Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of financial liabilities [abstract]
Schedule of Other Financial Liabilities

	JPY (millions) As of March 31
	2022	2023
Derivative liabilities (Note 27)	¥36,529	¥40,721
Lease liabilities (Note 27)	465,238	479,351
Financial liabilities associated with programs to sell certain receivables	37,093	78,041
Financial liabilities associated with contingent consideration arrangements (Note 27)	5,844	8,139
Other	120,310	113,554
Total	¥665,014	¥719,806
Non-current	¥468,943	¥534,269
Current	¥196,071	¥185,537